John Hancock Funds


                        Supplement dated November 7, 2007
                    to the Class A, B and C Shares Prospectus

Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510
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                               John Hancock Funds


                        Supplement dated November 7, 2007
                        to the Class I Shares Prospectus

Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510
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                               John Hancock Funds


                        Supplement dated November 7, 2007
                        to the Class R1 Shares Prospectus


Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

     John Hancock Signature Services, Inc.
     P. O. Box 9510
     Portsmouth, NH  03802-9510



Under the "Your Account" section under the subsection "Who Can Buy Class R1 Shares," the third bullet point of the subsection is amended and restated as follows:

     Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
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                               John Hancock Funds


                        Supplement dated November 7, 2007
                       to the Class NAV Shares Prospectus


Under the "Your Account" section under the subsection "Who Can Buy Shares," the bullet point is amended and restated as follows:


     Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.

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                               John Hancock Funds

                        Supplement dated November 7, 2007
                   to the Statement of Additional Information



Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

     John Hancock Signature Services, Inc.
     P. O. Box 9510
     Portsmouth, NH  03802-9510


The disclosure in the section "Eligible Investors for Class R1 Shares: Sovereign Investors Fund" has been amended and restated as follows:

     Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the Funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).


The disclosure in the section "Eligible Investors for Class NAV Shares: Small Cap Intrinsic Value Fund" has been amended and restated as follows:

     Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other Funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.

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                     John Hancock Global Opportunities Fund

                        Supplement dated November 7, 2007
                   to the Statement of Additional Information
                    dated May 1, 2007 as revised July 2, 2007



Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Fund's transfer agent, has changed. The new address is:

     John Hancock Signature Services, Inc.
     P. O. Box 9510
     Portsmouth, NH  03802-9510


The disclosure in the section "Eligible Investors for Class NAV Shares" has been amended and restated as follows:

     Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.